Leases (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
2016		$ 43.4
2017		27.9
2018		19.9
2019		13.6
2020		10.6
Thereafter		12.7
Total Due		128.1
Rent expense		67.7	$ 72.2	$ 75.3
Real Estate
Operating Leased Assets [Line Items]
2016		25.9
2017		19.0
2018		14.3
2019		11.8
2020		10.0
Thereafter		12.6
Total Due		93.6
Vehicles and Equipment
Operating Leased Assets [Line Items]
2016	[1]	17.5
2017	[1]	8.9
2018	[1]	5.6
2019	[1]	1.8
2020	[1]	0.6
Thereafter	[1]	0.1
Total Due	[1]	$ 34.5
Minimum | Vehicles and Equipment
Operating Leased Assets [Line Items]
Term of operating lease		36 months
Maximum | Vehicles and Equipment
Operating Leased Assets [Line Items]
Term of operating lease		60 months

[1]	The Company leases vehicles with contractual terms of 36 to 60 months that are cancellable after 12 months without penalty. Future minimum lease payments reflect only the minimum payments during the initial 12-month non-cancellable term.